RELATED PARTY TRANSACTIONS - Parent	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [line items]
RELATED PARTY TRANSACTIONS	37. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA , copies of which may be obtained from Shareholder
Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2024	2023	2022	2024	2023	2022	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(65)	(12)	(863)	226	475	47	641	903	(2,087)	(2,250)
Fellow subsidiaries	(33)	(28)	(60)	216	194	171	34	26	(221)	(251)
Joint ventures	(258)	(183)	(77)	84	55	17	4,812	4,486	(1,567)	(781)
	(356)	(223)	(1,000)	526	724	235	5,487	5,415	(3,875)	(3,282)
For more on this, see ‘Balances with other Banco Santander group members’ in the Risk review, Note 13. Loans and advances to customers, Note 22. Deposits by customers and Note 32. Other Equity Instruments. In addition, transactions with pension schemes operated by the Santander UK group are described in Note
28.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In November 2022, Santander (UK) Group Pension Scheme Trustees Limited entered into an unsecured committed liquidity facility with Santander UK plc for
£600m for a two year period. On expiry, a new liquidity facility agreement was entered into for £300m with a maturity date of 4 November 2026. This facility provides an alternate source of short-term liquidity for day-to-day operational needs. At the balance sheet date, no drawings had been made from this facility and the entire facility remained undrawn.

Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
RELATED PARTY TRANSACTIONS	42.16. RELATED PARTY TRANSACTIONS
The Company’s transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2024	2023	2022	2024	2023	2022	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	—	—	—	86	36	—	—	—	(1,089)	(1,092)
Subsidiaries	(641)	(990)	(192)	7	7	656	5,349	15,004	—	—
	(641)	(990)	(192)	93	43	656	5,349	15,004	(1,089)	(1,092)
–Dividend income from subsidiaries of £1,446m (2023: £1,685m, 2022: £1,212m),
–Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.
–Loans and advances to banks include £1,793m (2023: £1,772m) due from Santander UK group undertakings,
–Other financial assets at amortised cost, see Note 17 to the Consolidated Financial Statements, all of which are securities issued by Santander UK plc,
–Other financial liabilities at fair value through profit or loss, see Note 24 to the Consolidated Financial Statements, all of which are securities subscribed for by
Santander UK plc,
–Debt securities, see Note 42.9.